Group entities Group entities - ownership interest in subsidiaries, joint ventures, and associates (Details)			12 Months Ended
	Jun. 02, 2016	Jun. 01, 2016	Dec. 31, 2018 subsidiary	Dec. 31, 2017 joint_venture	Dec. 31, 2016
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest			100.00%	100.00%	100.00%
Proportion of ownership interest in subsidiary			100.00%
Number Of Subsidiaries Dissolved | subsidiary			2
Number of joint ventures dissolved in period | joint_venture				1
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in associate					40.00%
Kingswood Co. Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture			50.00%	50.00%
Portion of outstanding shares owned in joint venture			61.00%
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture			50.00%	50.00%
Portion of outstanding shares owned in joint venture			59.00%
Larvotto Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture		50.00%			50.00%
Euronav Tankers NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav Shipping NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav Luxembourg SA
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav sas
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav Ship Management sas
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav Ship Management Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav Hong Kong
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Euronav Singapore
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Fiorano Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary	100.00%			100.00%	100.00%
Larvotto Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary	100.00%			100.00%	100.00%
Euronav MI II Inc
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Maritime Subsidiary New IV Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Maritime Management LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Maritime Subsidiary V Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Maritime Subsidiary VIII Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Maritime Subsidiary Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Zeus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Atlas LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Hercules LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Ulysses LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Posseidon LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Victory Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Vision Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Spartiate LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Maniate LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR St Nikolas LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR George T LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Kara G LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Harriet G LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Orion LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Argus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Spyridon LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Horn LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Phoenix LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Strength LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Daphne LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Defiance LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Elektra LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Companion Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Compatriot Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Consul Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
GMR Agamemnon LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Neptune LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Athena LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Apollo LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Ares LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Hera LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Constantine LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Oceanus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Nestor LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Nautilus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Macedon LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Noble LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Ethos LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Perseus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Theseus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Hector LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Strength Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Supreme Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Andriotis Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Militiades Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Success Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Chiotis Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 1 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 2 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 3 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 4 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 5 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 6 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 7 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Gener8 Tankers 8 Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%